CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED)	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 3,853,881
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(4,106,900)
Transaction costs incurred in connection with IPO	86,544
Interest earned on investments held in Trust Account	(1,528)
Changes in operating assets and liabilities:
Prepaid expenses	47,437
Accrued expenses	76,398
Net cash used in operating activities	(44,168)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(116,150,000)
Net cash used in investing activities	(116,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	114,000,000
Proceeds from sale of Private Placements Warrants	4,120,000
Proceeds from sale of Unit Purchase Option	100
Repayment of promissory note-related party	(600,000)
Payment of offering costs	(402,352)
Net cash provided by financing activities	117,117,748
Net Change in Cash	923,580
Cash - Beginning of period	102,296
Cash - End of period	1,025,876
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	5,000
Accretion for Class A common stock to redemption amount	$ 7,606,206